UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     August 14, 2001
-------------------     ------------------     ---------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Wayne Cooperman































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




                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     113

Form 13F Information Table Value Total:     $432,773
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-[             ]       Wayne Cooperman























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




                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                       AS OF June 30, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

APW Ltd                Common    G04397108     3,959     390,000           X                      1          X
Global Crossing Ltd    Common    G3921A100       821      95,000           X                      1          X
Tommy Hilfiger Corp    Common    G8915Z102       627      44,800           X                      1          X
Flextronics
 International Ltd     Common    Y2573F102       653      25,000           X                      1          X
AOL Time Warner Inc    Common    00184A105     3,710      70,000           X                      1          X
AT&T Corp              Common    001957109       880      40,000           X                      1          X
AT&T Corp Liberty
 Media Group           Cl A      001957208     2,798     160,000           X                      1          X
                       Common
Adelphia Business
 Solutions Inc         Common    006847107        51      12,500           X                      1          X
Adelphia
 Communications Corp   Common    006848105     6,560     160,000           X                      1          X
Advanta Corp           Class B   007942204     8,653     619,400           X                      1                        X
                       Common
Alliance Capital Mgt
 Hldgs MLP             Common    01855A101     1,714      32,300           X                      1          X
Allied Waste
 Industries Inc        Common    019589308    16,767     897,600           X                      1          X
American Tower
 System Corp           Common    029912201     2,274     110,000           X                      1          X
Amerisource Health
 Corp                  Common    03071P102    14,668     265,000           X                      1          X
Apria Healthcare Group Common    037933108    28,749     996,500           X                      1          X
Arch Coal Inc          Common    039380100     8,897     343,900           X                      1          X
Astropower Inc         Common    04644A101       261       5,000           X                      1          X
Baycorp Holdings Ltd   Common    072728108     1,420     149,500           X                      1          X
Bebe Stores Inc        Common    075571109       752      25,800           X                      1          X
Bergen Brunswig Corp   Common    083739102     3,875     201,600           X                      1          X




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


Brinker International
 Inc                   Common    109641100       517      20,000           X                      1          X
Budget Group Inc       Common    119003101       404     168,400           X                      1          X
Burlington Northern
 Santa Fe              Common    12189T104     3,527     116,400           X                      1          X
Burlington Resources
 Inc                   Common    122014103     5,406     136,000           X                      1          X
Cigna Corp             Common    125509109     4,791      50,000           X                      1          X
Cabletron Systems Inc  Common    126920107     2,285     100,000           X                      1          X
Cacheflow Inc          Common    126946102        49      10,000           X                      1          X
Calpine Corp           Common    131347106     3,024      80,000           X                      1          X
Cendant Corp           Common    151313103     4,485     230,000           X                      1          X
Chippac Inc            Common    169657103       104      10,000           X                      1          X
Chubb Corp             Common    171232101     5,420      70,000           X                      1          X
Circuit City Stores
 Carmax Group          Common    172737306       160      10,000           X                      1          X
Cirrus Logic Inc       Common    172755100       461      20,000           X                      1          X
Claire Stores Inc      Common    179584107     1,355      70,000           X                      1          X
Copper Mountain
 Networks Inc          Common    217510106        82      20,000           X                      1          X
Covanta Energy         Common    22281N103     1,720      93,200           X                      1          X
Cree Inc               Common    225447101       850      32,500           X                      1          X
Dime Bancorp Inc       Common    25429Q102     1,248      33,500           X                      1          X
Dow Jones & Co Inc     Common    260561105       818      13,700           X                      1          X
Ensco
 International Inc     Common    26874Q100       468      20,000           X                      1          X
Echostar
 Communications Corp   Common    278762109     3,566     110,000           X                      1          X
Edison International   Common    281020107       223      20,000           X                      1          X
Fidelity National
 Financial Inc         Common    316326107     1,715      69,800           X                      1          X
Fox Entertainment
 Group Inc             Common    35138T107     1,384      49,600           X                      1          X
Fog Cutter Capital
 Grp Inc               Common    34416Q109       719     290,000           X                      1          X
Freeport McMoran
 Copper & Gold Inc     Common    35671D857       585      52,900           X                      1          X
Freeport McMoran
 Copper & Gold Inc     Class A   35671D501       401      40,000           X                      1          X
                       Common    X
Fuelcell Energy Inc    Common    35952H106       397      17,200           X                      1          X
Galileo Intl Inc       Common    363547100    39,748   1,223,000           X                      1          X
Gemstar TV Guide Intl  Common    36866W106     5,538     130,000           X                      1          X
General Motors Corp    Common    370442105     1,043      50,000           X                      1          X
Guidant Corp           Common    401698105       454      12,600           X                      1          X






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


John Hancock Bank
 & Thrift              Common    409735107       497      56,000           X                      1          X
Haverty Furniture
 Companies             Common    419596101     1,203      80,500           X                      1          X
Health Care Property
 Investments Inc       Common    421915109       688      20,000           X                      1          X
Hotjobs Com Ltd        Common    441474103        90      10,000           X                      1          X
IHOP Corp New          Common    449623107       408      15,200           X                      1          X
Intergraph Corp        Common    458683109       524      34,000           X                      1          X
International
 Rectifier Corp        Common    460254105     2,653      77,800           X                      1          X
Internet Security
 Systems Inc           Common    46060X107       558      11,500           X                      1          X
Interstate Bakeries
 Corp                  Common    46072H108     6,936     433,500           X                      1          X
IBP Inc                Common    449223106     3,788     150,000           X                      1          X
IT Group Inc           Common    465266104       345      54,300           X                      1          X
Jefferson Pilot Corp   Common    475070108       483      10,000           X                      1          X
KPMG Consulting Inc    Common    48265R109       461      30,000           X                      1          X
KB Home                Common    48666K109     6,921     229,400           X                      1          X
Kinder Morgan Mgt LLC  Common    49455U100     1,713      25,000           X                      1          X
LNR Property Corp      Common    501940100    50,554   1,444,389           X                      1          X
Legato Systems Inc     Common    524651106       319      20,000           X                      1          X
Lennar Corp            Common    526057104     2,665      63,900           X                      1          X
Longs Drug Stores Corp Common    543162101       647      30,000           X                      1          X
Louis Dreyfus
 Natural Gas Corp      Common    546011107       896      25,700           X                      1          X
Massey Energy Corp     Common    576206106    27,389   1,386,100           X                      1          X
Mirant Corp            Common    604675108       980      28,500           X                      1          X
NRG Energy Inc         Common    629377102     1,228      55,600           X                      1          X
Network Associates Inc Common    640938106       523      42,000           X                      1          X
Network Appliance Inc  Common    64120L104       432      31,500           X                      1          X
Newhall Land &
 Farming Corp          Common    651426108     2,299      83,600           X                      1          X
Northrop Grumman Corp  Common    666807102     1,057      13,200           X                      1          X
Oxford Health
 Plans Inc             Common    691471106    29,083   1,016,900           X                      1          X
Parametric
 Technology Corp       Common    699173100       560      40,000           X                      1          X
Park Place
 Entertainment Corp    Common    700690100       538      44,500           X                      1          X
Payless Shoesource Inc Common    704379106       647      10,000           X                      1          X
Plug Power Inc         Common    72919P103       215      10,000           X                      1          X
Pride
 International Inc     Common    741932107       190      10,000           X                      1          X






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


Professional
 Detailing Inc         Common    74312N107     1,196      13,000           X                      1          X
Providian
 Financial Corp        Common    74406A102     2,960      50,000           X                      1          X
Pulte Homes Inc        Common    745867101     2,558      60,000           X                      1          X
Quanta Services Inc    Common    74762E102       441      20,000           X                      1          X
RAIT Investment Trust  Common    749227104     1,968     120,000           X                      1          X
Quanta Services Inc    Common    74762E102       575      20,000           X                      1          X
Resource America Inc   Common    761195205    20,126   1,536,300           X                      1          X
Ryder Systems Inc      Common    783549108     1,103      56,300           X                      1          X
Ryland Group Inc       Common    783764103    11,815     233,500           X                      1          X
Sawtek Inc             Common    805468105       471      20,000           X                      1          X
Schering Plough Corp   Common    806605101       844      23,300           X                      1          X
Charles Schwab Corp    Common    808513105       315      20,000           X                      1          X
Sepracor Inc           Common    817315104     1,194      30,000           X                      1          X
Sinclair Broadcast
 Group Inc             Common    829226109       149      14,500           X                      1          X
Suiza Foods Corp       Common    865077101     7,147     134,600           X                      1          X
Talisman Energy Inc    Common    87425E103     3,436      90,200           X                      1          X
Tenet Healthcare Corp  Common    88033G100     4,128      80,000           X                      1          X
TheStreet.com Inc      Common    88368Q103        23      15,000           X                      1          X
3Com Corp              Common    885535104       475     100,000           X                      1          X
Triad Hospital Inc     Common    89579K109     7,394     250,900           X                      1          X
Trigon Healthcare Inc  Common    89618L100     1,946      30,000           X                      1          X
US Bancorp             Common    902973304     9,036     396,500           X                      1          X
USG Corp               Common    903293405       211      50,000           X                      1          X
Valero Energy Corp     Common    91913Y100     1,729      47,000           X                      1          X
Ventas Inc             Common    92276F100     1,140     104,100           X                      1          X
Worldcom Inc MCI Group Common    98157D304       644      40,000           X                      1          X
Yahoo Inc              Common    984332106       600      30,000           X                      1          X
Zoll Medical Corp      Common    989922109       623      22,700           X                      1          X



















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